EQUITY - Dividends distributed and paid (Details) - ARS ($) $ in Millions					12 Months Ended
		Nov. 10, 2025	Nov. 11, 2024	May 03, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EQUITY
Distributed amount	[1]				$ 226,756	$ 156,352	$ 299,199
Cash settled amount		$ 20,286			20,286
Non cash settled amount					206,470	156,352	299,199
Dividends payment made with investments not considered as cash and cash equivalents (Note 22)		189,790	$ 156,352	$ 299,199	189,790	$ 156,352	$ 299,199
Dividend paid with tax credits		$ 16,680			$ 16,680

[1]	See Note 22.